Financial Assets and Financial Liabilities - Reconciliation of the Beginning and Closing Balances of Equity Instrument as Financial Assets at FVCOI Classified as Level 3 Within the Fair Value Hierarchy (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Beginning balance	$ 4,062
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(1,789)	$ 1,670	$ (419)
Ending balance	2,271	4,062
Significant unobservable inputs (Level 3) [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Beginning balance	4,062	2,332
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(1,789)	1,670
Exchange difference on translation	(2)	60
Ending balance	$ 2,271	$ 4,062	$ 2,332